Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000883618
Registrant Name	Nuveen Select Tax-Free Income Portfolio
Registration File Number	333-296853
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A